Taxation (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of income tax expense
Current	$ (1,050)	$ (473)	$ (1,382)	$ (2,257)	$ (1,895)
Deferred	(133)	(29)	(937)	(402)	1,044
Income tax expense	$ (1,183)	$ (444)	$ (2,319)	$ (2,659)	$ (851)